New Standards and Interpretations	6 Months Ended
Jun. 30, 2024
New Standards and Interpretations Not Yet Adopted [Abstract]
New Standards and Interpretations	New Standards and Interpretations
The Group has applied Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current for the first time for its interim reporting period ended June 30, 2024. This amendment did not have any impact on the amounts recognized in prior and current periods.
In April 2024, IFRS 18, Presentation and Disclosure in Financial Statements was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1 Presentation of Financial Statements, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Group is currently assessing the impact of the new standard.
Certain other new accounting standards, interpretations, and amendments to existing standards have been published that are effective for annual periods commencing on or after January 1, 2025 and have not been early adopted by the Group in preparing the Condensed Consolidated Financial Statements. These standards, amendments or interpretations are not expected to have a material impact on the Group in the prior and current periods.